Document and Entity Information	Apr. 21, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 21, 2025
Entity Registrant Name	HILLS BANCORPORATION
Entity Incorporation, State or Country Code	IA
Entity File Number	0-12668
Entity Tax Identification Number	42-1208067
Entity Address, Address Line One	131 E. Main Street, PO Box 160
Entity Address, City or Town	Hills
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	52235
City Area Code	319
Local Phone Number	679-2291
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000732417
Amendment Flag	false